Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue	$ 115,605,536	$ 88,095,418
Cost of revenue	94,529,769	74,789,378
Gross profit	21,075,767	13,306,040
Operating expenses:
Sales and marketing expenses	4,714,923	5,503,630
General and administrative expenses	20,929,978	8,791,081
Total operating expenses	25,644,901	14,294,711
Loss from operations	(4,569,134)	(988,671)
Other income (expense):
Interest income	195,209	5,078
Exchange gain(loss), net	(324,225)	58,143
Other income(expense), net	(155,150)	122,394
Total other income(expense), net	(284,166)	185,615
Loss before income taxes	(4,853,300)	(803,056)
Income taxes - current	(1,245,303)	(1,071,097)
Net loss	(6,098,603)	(1,874,153)
Other comprehensive (loss) income
Foreign currency translation adjustments	20,896	(117,085)
Comprehensive loss	$ (6,077,707)	$ (1,991,238)
Net loss per share
Basic (in Dollars per share)	$ (0.12)	$ (0.04)
Weighted average shares outstanding:
Basic (in Shares)	50,725,814	50,000,000